Equity Earnings (Loss) of Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Summarized statements of operations
Equity earnings (loss) of joint ventures	$ 957	$ (225)	$ (1,071)
VAST LLC
Summarized statements of operations
Net sales	111,844	92,388	76,373
Cost of goods sold	94,701	76,759	65,211
Gross profit	17,143	15,629	11,162
Engineering, selling and administrative expense	14,169	17,270	14,930
Income (loss) from operations	2,974	(1,641)	(3,768)
Other income, net	1,809	497	246
Income (loss) before provision for Income taxes	4,783	(1,144)	(3,522)
Provision (benefit) for income taxes	810	(690)	(297)
Net income (loss)	3,973	(454)	(3,225)
STRATTEC’s share of VAST LLC net Income (loss)	1,324	(151)	(1,075)
Intercompany profit eliminations		4	4
Equity earnings (loss) of joint ventures	1,324	(147)	(1,071)
NextLock LLC
Summarized statements of operations
Engineering, selling and administrative expense	720	153
Income (loss) from operations	(720)	(153)
Net income (loss)	(720)	(153)
Equity earnings (loss) of joint ventures	$ (367)	$ (78)